Key management personnel compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,271	₩ 1,463	₩ 1,271
Employee benefits	54	33	59
Total	₩ 1,325	₩ 1,496	₩ 1,330